Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Schedule of Compensation of Key Management Personnel of the Group (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Directors’ fee	€ 412	€ 400	€ 387
Short-term employee benefits	2,026	1,704	1,875
Social security contributions and defined contribution plans	634	563	500
Employee benefit obligations	137	118	110
Total	€ 3,209	€ 2,785	€ 2,872